NET INCOME (LOSS) PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
NET INCOME (LOSS) PER SHARE
Schedule Of Net Earnings/(loss) Per Share
	For the Three Months Ended
	March 31,	March 31,
(in thousands except per share amounts)	2022	2021
Net loss	$(4,057)	$(6,719)

Net loss per share:
Basic	$(0.04)	$(0.13)
Diluted	$(0.04)	$(0.13)
Weighted average shares outstanding:
Basic	100,118	53,592
Diluted	100,118	53,592

Weighted average potentially diluted shares (1):
Basic shares	100,118	53,592
Options	-	-
Warrants	-	-
Convertible debentures	-	-
Restricted stock units	-	-
Total weighted average potentially diluted shares:	100,118	53,592

	Years Ended
	December 31,	December 31,	December 31,
(in thousands except per share amounts)	2021	2020	2019
Net loss	$(24,677)	$(21,910)	$(49,934)

Net loss per share:
Basic	$(0.27)	$(0.65)	$(1.59)
Diluted	$(0.27)	$(0.65)	$(1.59)
Weighted average shares outstanding:
Basic	90,746	33,940	31,379
Diluted	90,746	33,940	31,379

Weighted average potentially diluted shares(1):
Basic shares	90,746	33,940	31,379
Options	-	-	-
Warrants	-	-	-
Convertible debentures	-	-	-
Restricted stock units	-	-	-
Total weighted average potentially diluted shares:	90,746	33,940	31,379